Employee Benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Participants Employee	Dec. 31, 2024 USD ($) Employee Participants
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees sponsored under defined benefit pension plans | Employee	1	1
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 61.8
Contributions to multi-employer plans expensed amount	$ 10.0	$ 10.0
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees active participation under defined benefit pension plan | Participants	6,124	6,124
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	15 years 8 months 12 days
TFI International pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	9 years 6 months